SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Maximum maturity period of cash equivalents (in Duration)	3 months
Cash equivalents	$ 0	$ 0
Write off of amortization related to debt issue costs	47
Debt issuance costs, net of accumulated amortization	8	47
Accumulated amortization, debt issuance costs	0	3
Finite Lived Intangible Assets [Line Items]
Minimum contract price for application of percentage completion methodoly for revenue recognition	75
Minimum contract duration for application of percentage completion methodoly for revenue recognition (in Duration)	3 months 7 days
Advertising expense	48	41
Product warranty period (in Duration)	1 year
Interest or penalties recorded in connection with uncertain tax positions	0	0
Adjustment to reduce net deferred tax asset	0	0
Non-refundable deposit recognized as income	100
Wells Fargo [Member] | Senior Credit Facility [Member]
Summary of Significant Accounting Policies [Abstract]
Accumulated amortization, debt issuance costs	$ 47	$ 3
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years